Form N-1A Cover	Mar. 25, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Elevation Series Trust
Entity Central Index Key	0001936157
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 25, 2025
Prospectus Date	Mar. 11, 2025
Supplement to Prospectus [Text Block]

Supplement dated March 25, 2025 to each Fund’s Summary Prospectus and the Funds’ combined Prospectus, each dated March 11, 2025

Effective immediately, each Fund’s Summary Prospectus and the Funds’ combined Prospectus shall be amended as follows: